PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2011 and 2010:

	2011	2010

Office and computer equipment	$32,179	$29,371
Furniture and fixtures	67,794	47,686
Construction in progress	217,001	-
Restaurant furnishings and equipment	1,333,926	-
	1,650,900	77,057
Accumulated depreciation	(145,841)	(51,494)
	$1,505,059	$25,563

Construction in progress consists of costs incurred as of December 31, 2011 for our Emperor’s Palace location in Johannesburg, South Africa, which opened in February 2012. Restaurant furnishings and equipment consists of leasehold improvements, and bar, kitchen and restaurant equipment used in our three locations opened as of December 31, 2011. Depreciation expense was $74,238 and $11,079 for the years ended December 31, 2011, and December 31, 2010, respectively. Restaurant furnishings and equipment includes capital lease assets of $141,416 with a net book value of $131,544 at December 31, 2011.